INCOME TAXES (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Domestic:	$ (11,676,768)	$ (11,676,768)
Foreign:	(7,133,368)	(7,133,368)
Total income (loss) before income taxes	(18,810,136)	(18,810,136)
Current:
Federal	0
State	0
Foreign	0
Total Current	0	$ 0
Deferred:
Federal	0
State	0
Foreign	(5,554)
Total Deferred	(5,554)
Total Provision	$ 5,554